Other liabilities (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Liabilities [Line Items]
Provision for wages, salaries and other employee benefits	$ 2,943	$ 3,092
PERU
Disclosure Of Other Liabilities [Line Items]
Provisions for employee benefits	$ 5,965	$ 5,487